CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity	The following table sets out the translation impact, based on financial instruments in place as at December 31, 2022

Positive (negative) impact on
Income before Income and
Mining Taxes and on Equity
Canadian dollar	$(17,407)
Australian dollar	$(1,701)
Euro	$(10,251)
Mexican peso	$140

Schedule of carrying amounts of financial instruments with exposure to credit risk

	As at	As at
	December 31,	December 31,
	2022	2021
Cash and cash equivalents	$658,625	$185,786
Short-term investments (Note 8A)	9,896	5,288
Trade receivables (Note 19)	8,579	13,545
Fair value of derivative financial instruments	8,774	12,305
Non-current loans receivable (Note 8B)	3,939	37,942
Total	$689,813	$254,866

Schedule of lease financing, long-term debt, and total equity

	As at	As at
	December 31,	December 31,
	2022	2021
Lease obligations (Note 13)	$151,342	$131,433
Long-term debt (Note 14)	1,342,070	1,565,223
Total equity	16,241,345	5,999,771
Total	$17,734,757	$7,696,427

Schedule of changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2021	Flows	Exchange	Other(i)	2022
Long-term debt	$1,565,223	(225,000)	—	1,847	$1,342,070
Lease obligations	131,433	(33,701)	(5,988)	59,598	151,342
Total liabilities from financing activities	$1,696,656	(258,701)	(5,988)	61,445	$1,493,412

Note:

(i)	Includes the amortization of deferred financing costs on long-term debt reflected in finance costs and lease obligation additions.